Acquisitions - Narrative (FY) (Details) $ in Thousands																									3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 08, 2021 USD ($)	Mar. 17, 2021 USD ($)	Jan. 19, 2021 USD ($) shares	Dec. 16, 2020 USD ($) shares	Nov. 18, 2020 USD ($)	Oct. 17, 2020 USD ($)	Oct. 16, 2020 USD ($)	Aug. 21, 2020 USD ($) shares	Apr. 17, 2020 USD ($)	Jan. 24, 2020 USD ($)	Jan. 16, 2020 USD ($) shares	Jan. 06, 2020 USD ($)	Dec. 27, 2019 USD ($)	Oct. 25, 2019 USD ($) shares	Aug. 20, 2019 USD ($)	Jun. 11, 2019 USD ($)	Mar. 19, 2019 USD ($)	Mar. 01, 2019 USD ($)	Feb. 21, 2019 USD ($) shares	Feb. 14, 2019 USD ($)	Jan. 22, 2019 USD ($)	Jan. 18, 2019 USD ($)	Jan. 16, 2019 USD ($)	Jan. 09, 2019 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) business	Sep. 30, 2020 USD ($) business	Dec. 31, 2020 USD ($) business	Dec. 31, 2019 USD ($) business	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of businesses acquired | business																												4	5	9	13
Acquisition related costs																									$ 4,100			$ 6,800	$ 5,700	$ 15,500	$ 14,100
Total revenue needed for earnout to be paid																														6,600	5,000
Fair value of earnout												$ 2,500
Earnout paid																														2,000
Decrease in earnout liability																														500
Goodwill expected to be deductible for income tax																														167,100
Interest expense																											$ 6,900	3,800	21,700	11,500	30,600
Transaction costs removed																									$ 4,100		900	6,800	5,700	15,500	14,100
Additional amortization expense																											$ 4,200	1,800	$ 14,400	8,900	28,000
Briostack
Business Acquisition [Line Items]
Percentage of interest acquired			100.00%
Purchase price			$ 35,200																									35,167
Shares issued (in shares) | shares			45,454
Rollover equity			$ 700																									726
PulseM
Business Acquisition [Line Items]
Percentage of interest acquired		100.00%
Purchase price		$ 34,500																										34,484
Rollover equity																												0
MDTech
Business Acquisition [Line Items]
Percentage of interest acquired	100.00%
Purchase price	$ 15,900																											15,855
Rollover equity																												0
Timely
Business Acquisition [Line Items]
Percentage of interest acquired	100.00%
Purchase price	$ 99,700																											99,748
Rollover equity																												$ 0
Remodeling
Business Acquisition [Line Items]
Percentage of interest acquired												100.00%
Purchase price												$ 28,400																		28,364
Rollover equity																														0
Total revenue needed for earnout to be paid																														6,600	5,000
Earnout per year if revenue achievement met												2,000
Fair value of earnout												$ 2,500
Earnout paid																														2,000
Decrease in earnout liability																														500
Qiigo
Business Acquisition [Line Items]
Percentage of interest acquired											100.00%
Purchase price											$ 22,200																			22,183
Shares issued (in shares) | shares											127,249
Rollover equity											$ 600																			619
AlertMD
Business Acquisition [Line Items]
Purchase price										$ 21,900																				21,853
Rollover equity																														0
Invoice Simple
Business Acquisition [Line Items]
Percentage of interest acquired									100.00%
Purchase price									$ 32,500																					32,507
Rollover equity																														0
Brighter Vision
Business Acquisition [Line Items]
Percentage of interest acquired								100.00%
Purchase price								$ 17,500																						17,477
Shares issued (in shares) | shares								21,892
Rollover equity								$ 100																						127
Socius
Business Acquisition [Line Items]
Percentage of interest acquired							100.00%
Purchase price							$ 15,700																							15,670
Rollover equity																														0
Service Fusion
Business Acquisition [Line Items]
Percentage of interest acquired						100.00%
Purchase price						$ 122,300																								122,333
Rollover equity																														0
My PT Hub
Business Acquisition [Line Items]
Percentage of interest acquired					100.00%
Purchase price					$ 11,700																									11,697
Rollover equity																														0
Total revenue needed for earnout to be paid					4,600
Earnout per year if revenue achievement met					2,700
Fair value of earnout					$ 1,000
Decrease in earnout liability																										$ 1,000
Updox
Business Acquisition [Line Items]
Percentage of interest acquired				100.00%
Purchase price				$ 143,100																										143,100
Shares issued (in shares) | shares				72,896
Rollover equity				$ 600																										573
Goodwill expected to be deductible for income tax																														167,100
AllMeds
Business Acquisition [Line Items]
Percentage of interest acquired																								100.00%
Purchase price																								$ 30,300							30,305
Rollover equity																															0
Secure Global Solutions
Business Acquisition [Line Items]
Percentage of interest acquired																							100.00%
Purchase price																							$ 9,300								9,319
Rollover equity																															0
HSR-FL
Business Acquisition [Line Items]
Purchase price																						$ 1,000									971
Rollover equity																															0
Saber Marketing
Business Acquisition [Line Items]
Purchase price																					$ 600										627
Rollover equity																															0
Studio Director
Business Acquisition [Line Items]
Percentage of interest acquired																				100.00%
Purchase price																				$ 47,400											47,445
Rollover equity																															0
33 Mile Radius
Business Acquisition [Line Items]
Percentage of interest acquired																			100.00%
Purchase price																			$ 9,600												9,558
Shares issued (in shares) | shares																			180,574
Rollover equity																			$ 400												359
eProvider Solutions
Business Acquisition [Line Items]
Percentage of interest acquired																		100.00%
Purchase price																		$ 8,800													8,808
Rollover equity																															0
CollaborateMD
Business Acquisition [Line Items]
Percentage of interest acquired																	100.00%
Purchase price																	$ 76,200														76,197
Rollover equity																															0
Security Information Systems
Business Acquisition [Line Items]
Percentage of interest acquired																100.00%
Purchase price																$ 67,300															67,308
Rollover equity																															0
American Service Finance
Business Acquisition [Line Items]
Purchase price															$ 33,200																33,179
Rollover equity																															0
Jimmy Marketing
Business Acquisition [Line Items]
Percentage of interest acquired															100.00%
Purchase price															$ 7,100																7,077
Rollover equity																															0
ClubWise
Business Acquisition [Line Items]
Percentage of interest acquired														100.00%
Purchase price														$ 18,600																	18,613
Shares issued (in shares) | shares														283,286
Rollover equity														$ 1,400																	1,377
Earnout per year if revenue achievement met														5,400
Fair value of earnout														2,000																1,300		$ 700
Earnout paid														$ 1,800																$ 1,800
RoofSnap
Business Acquisition [Line Items]
Percentage of interest acquired													100.00%
Purchase price													$ 10,000																		10,049
Rollover equity																															0
Goodwill expected to be deductible for income tax																															$ 133,300